4. EQUIPMENT: Schedule of Movement of Property, Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Equipment Cost, Starting Balance	$ 17,377	$ 17,132
Assets acquired		1,702
Cost, Foreign exchange movement	1,735	(1,457)
Equipment Cost, Ending Balance	5,339	17,377
Disposal during the year	(13,773)
Accumulated depreciation, Starting Balance	8,432	7,041
Depreciation for the year	2,508	2,822
Foreign exchange movement	1,572	(1,431)
Accumulated depreciation, Ending Balance	4,589	8,432
Depreciation for the year related to disposal	(7,923)
Net Book Value	750	8,945
Office equipment and furniture
Equipment Cost, Starting Balance	7,642	6,234
Assets acquired		1,702
Cost, Foreign exchange movement	358	(294)
Equipment Cost, Ending Balance	5,113	7,642
Disposal during the year	(2,887)
Accumulated depreciation, Starting Balance	4,801	4,065
Depreciation for the year	1,206	1,037
Foreign exchange movement	335	(301)
Accumulated depreciation, Ending Balance	4,363	4,801
Depreciation for the year related to disposal	(1,979)
Net Book Value	750	2,841
Vehicles and other field equipment
Equipment Cost, Starting Balance	9,735	10,898
Assets acquired		0
Cost, Foreign exchange movement	1,377	(1,163)
Equipment Cost, Ending Balance	226	9,735
Disposal during the year	(10,886)
Accumulated depreciation, Starting Balance	3,631	2,976
Depreciation for the year	1,302	1,785
Foreign exchange movement	1,237	(1,130)
Accumulated depreciation, Ending Balance	226	3,631
Depreciation for the year related to disposal	(5,944)
Net Book Value	$ 0	$ 6,104